Disclosure of information on segments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 1,174,137	$ 1,275,594	$ 1,067,045
Commercial Deductions In Revenue From Contract With Customers	1,325,616	1,479,097	1,258,338
Revenue From Contract With Customers Net	1,129,751	1,225,158	1,013,924
Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		266,482	242,824
Commercial Deductions In Revenue From Contract With Customers	299,286	321,011	289,101
Revenue From Contract With Customers Net	257,840	266,482	242,824
Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		256,957	243,795
Commercial Deductions In Revenue From Contract With Customers	154,114	258,102	244,462
Revenue From Contract With Customers Net	153,240	256,957	243,795
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		41,120	55,401
Commercial Deductions In Revenue From Contract With Customers	37,460	45,236	60,916
Revenue From Contract With Customers Net	33,864	41,120	55,401
Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		36,685	46,561
Commercial Deductions In Revenue From Contract With Customers	19,980	43,473	59,765
Revenue From Contract With Customers Net	16,799	36,685	46,561
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		118,376
Commercial Deductions In Revenue From Contract With Customers	229,948	120,730
Revenue From Contract With Customers Net	225,339	118,376
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		333,097	226,381
Commercial Deductions In Revenue From Contract With Customers	481,535	517,841	404,826
Revenue From Contract With Customers Net	339,581	333,097	226,381
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		163,995	180,063
Commercial Deductions In Revenue From Contract With Customers	96,941	164,923	183,226
Revenue From Contract With Customers Net	96,600	163,995	180,063
Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,603	12,633
Commercial Deductions In Revenue From Contract With Customers		0	0
Revenue From Contract With Customers Net		0	0
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		60,639	57,312
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Revenue From Contract With Customers Net	0	0	0
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		14,377	12,675
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Revenue From Contract With Customers Net	0	0	0
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,739	24,339
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Revenue From Contract With Customers Net	0	0	0
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		615	615
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Revenue From Contract With Customers Net	0	0	0
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		25,975	25,489
Commercial Deductions In Revenue From Contract With Customers	6,655	6,317	5,982
Revenue From Contract With Customers Net	6,655	6,317	5,982
Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		34,016	191,657
Commercial Deductions In Revenue From Contract With Customers	0	34,132	191,837
Revenue From Contract With Customers Net	0	34,016	191,657
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(108,082)	(252,700)
Commercial Deductions In Revenue From Contract With Customers	(303)	(32,668)	(181,777)
Revenue From Contract With Customers Net	(167)	(31,887)	(178,740)
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,383,676	1,319,745
Commercial Deductions In Revenue From Contract With Customers	1,325,919	1,511,765	1,440,115
Revenue From Contract With Customers Net	1,129,918	1,257,045	1,192,664
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,129,751	1,225,158	1,013,924
Metal and concentrates sales [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	257,840	266,482	242,824
Metal and concentrates sales [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	153,240	256,957	243,795
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	33,864	41,120	55,401
Metal and concentrates sales [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,799	36,685	46,561
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	225,339	118,376
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	339,581	333,097	226,381
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,600	163,995	180,063
Metal and concentrates sales [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,655	6,317	5,982
Metal and concentrates sales [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	34,016	191,657
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(167)	(31,887)	(178,740)
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,129,918	1,257,045	1,192,664
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	537,816	551,243	396,733
Metal and concentrates sales [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	170,986	209,300	194,647
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	10,808	17,774	14,463
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,261	13,049	13,243
Metal and concentrates sales [Member] | Peru [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,799	35,189	44,671
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	63,049	34,337
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	257,559	239,317	125,628
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,770	32,607	180,063
Metal and concentrates sales [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	751	852	497
Metal and concentrates sales [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	705	2,261
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(167)	(31,887)	(178,740)
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	537,983	583,130	575,473
Metal and concentrates sales [Member] | America [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	370,624	471,863	397,795
Metal and concentrates sales [Member] | America [member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	142,432	239,183	229,332
Metal and concentrates sales [Member] | America [member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	159,530	84,039
Metal and concentrates sales [Member] | America [member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	459	2,191
Metal and concentrates sales [Member] | America [member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	67,756	125,875	0
Metal and concentrates sales [Member] | America [member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales [Member] | America [member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	906	3,776	5,485
Metal and concentrates sales [Member] | America [member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	18,531	160,787
Metal and concentrates sales [Member] | America [member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America [member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	370,624	471,863	397,795
Metal and concentrates sales [Member] | Asias [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	120,519	120,719	97,467
Metal and concentrates sales [Member] | Asias [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	29,382	19,078	798
Metal and concentrates sales [Member] | Asias [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	9,115	12,140	17,943
Metal and concentrates sales [Member] | Asias [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Metal and concentrates sales [Member] | Asias [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	82,022	89,501	78,726
Metal and concentrates sales [Member] | Asias [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales [Member] | Asias [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asias [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	120,519	120,719	97,467
Metal and concentrates sales [Member] | Europes [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	100,792	81,333	121,929
Metal and concentrates sales [Member] | Europes [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	57,472	38,104	47,379
Metal and concentrates sales [Member] | Europes [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	9,488	15,931	24,215
Metal and concentrates sales [Member] | Europes [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,496	1,890
Metal and concentrates sales [Member] | Europes [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,760	0
Metal and concentrates sales [Member] | Europes [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	3,820	19,836
Metal and concentrates sales [Member] | Europes [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	26,074	5,513	0
Metal and concentrates sales [Member] | Europes [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales [Member] | Europes [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	4,998	1,689	0
Metal and concentrates sales [Member] | Europes [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	14,780	28,609
Metal and concentrates sales [Member] | Europes [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europes [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	100,792	81,333	121,929
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	24,001	29,697	28,782
Services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,603	12,633
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,962	60,639	57,312
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,986	14,377	12,675
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,909	19,658	19,507
Services [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(74,471)	(76,195)	(73,960)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	98,472	105,892	102,742
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,712	14,903	28,782
Services [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,014	12,633
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,962	60,639	57,312
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,787	14,205	12,675
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,909	19,658	19,507
Services [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(74,561)	(90,228)	(73,960)
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	98,273	105,131	102,742
Services [Member] | America [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	289	14,794
Services [Member] | America [member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		589
Services [Member] | America [member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	199	172
Services [Member] | America [member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America [member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	90	14,033
Services [Member] | America [member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	199	761
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,174,137	1,275,594	1,067,045
Royalties [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	257,840	266,482	242,824
Royalties [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	153,240	256,957	243,795
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	33,864	41,120	55,401
Royalties [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,799	36,685	46,561
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	225,339	118,376
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	339,581	333,097	226,381
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,600	163,995	180,063
Royalties [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,603	12,633
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,962	60,639	57,312
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,986	14,377	12,675
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	26,564	25,975	25,489
Royalties [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	34,016	191,657
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(74,638)	(108,082)	252,700
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,248,775	1,383,676	1,319,745
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Royalties [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Gold (per ounce) [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	411,926	511,434	440,603
Gold (per ounce) [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11	345	347
Gold (per ounce) [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	149,092	247,909	232,940
Gold (per ounce) [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	28	0	42
Gold (per ounce) [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	49	452	1,374
Gold (per ounce) [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	150,939	80,796
Gold (per ounce) [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,463	20,301	16,463
Gold (per ounce) [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	93,358	160,489	179,362
Gold (per ounce) [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Gold (per ounce) [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Gold (per ounce) [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Gold (per ounce) [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Gold (per ounce) [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Gold (per ounce) [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Gold (per ounce) [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	32,875	188,120
Gold (per ounce) [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(14)	(31,733)	(178,045)
Gold (per ounce) [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	411,940	543,167	618,648
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	369,167	409,775	385,989
Silver [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	217,843	256,608	260,431
Silver [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	5,243	9,595	11,279
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	35,307	40,384	55,502
Silver [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,045	16,518	25,368
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	54,109	27,285
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	46,060	54,629	29,560
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,583	4,434	3,864
Silver [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Silver [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	1,257	3,717
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(23)	(935)	(3,732)
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	369,190	410,710	389,721
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	274,761	268,527	224,649
Copper [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(221)	598	243
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	129	192	230
Copper [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	275,119	267,737	224,176
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(266)	0	0
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	275,027	268,527	224,649
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	174,048	188,023	142,425
Zinc [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	45,194	31,814	12,042
Zinc [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	9,382	17,505	19,767
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,197	7,914
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	101,275	130,790	110,616
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	174,048	188,023	142,425
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	89,059	94,955	58,690
Lead [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	36,238	32,244	16,281
Lead [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,996	4,660	5,142
Lead [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,504	8,998	13,256
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,703	4,735
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	40,618	44,318	24,011
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	89,059	94,955	58,690
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,655	6,317	5,982
Manganese sulfate [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,655	6,317	5,982
Manganese sulfate [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,655	6,317	5,982
Indium [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		66
Indium [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		66
Indium [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Indium [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		66
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(195,865)	(253,939)	(244,414)
Commercial deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(41,446)	(54,529)	(46,277)
Commercial deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(874)	(1,145)	(667)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(3,596)	(4,116)	(5,515)
Commercial deductions [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(3,181)	(6,788)	(13,204)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(4,609)	(2,354)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(141,954)	(184,744)	(178,445)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(341)	(928)	(3,163)
Commercial deductions [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Commercial deductions [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	(116)	(180)
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	136	781	3,037
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(196,001)	(254,720)	(247,451)
Sales by services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	24,001	29,697	28,782
Sales by services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales by services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,603	12,633
Sales by services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,962	60,639	57,312
Sales by services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,986	14,377	12,675
Sales by services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Sales by services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,909	19,658	19,507
Sales by services [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(74,471)	(76,195)	(73,960)
Sales by services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	98,472	105,892	102,742
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Royalties income [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Mallay [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,385	20,739	24,339
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 20,385	$ 20,739	$ 24,339